Net Finance Expense - Schedule of Net Finance Expense (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Net Finance Expense [Abstract]
Exchange rate variation		$ 66,424	$ (68,731)	$ 123,246	$ 84,655
Fair value adjustments on derivatives		(63,681)	54,807	(54,088)	(353,763)
Interest expense	[1]	(480,203)	(399,416)	(1,273,198)	(1,251,090)
Interest income	[2]	135,030	98,668	363,080	309,401
Bank fees and others		(65,719)	(46,418)	(135,138)	(98,656)
NET FINANCE EXPENSE		(408,149)	(361,090)	(976,098)	(1,309,453)
Finance income		202,920	153,475	508,017	517,594
Finance expense		$ (611,069)	$ (514,565)	$ (1,484,115)	$ (1,827,047)

[1]	For the nine-month period ended September 30, 2025, the amount of US$909,415 (US$864,371 for the nine-month period ended September 30, 2024) refers to interest expenses from loans and financings.
[2]	For the nine-month period ended September 30, 2025, the amount of US$132,735 (US$136,247 for the nine-month period ended September 30, 2024) refers to interest income from short-term investments.